Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Schedule of Balance Sheet Information

Balance sheet information (U.S. dollars in thousands):

	December 31
	2025	2024

Operating lease right-of-use assets	901	560
Current lease liabilities	542	501
Non-current lease liabilities	382	19
Total lease liabilities	924	520
Weighted average remaining lease term	1.9 years	1.2 years
Weighted average discount rate	6.27%	7.92%

Schedule of Operating Lease Liabilities

As of December 31, 2025, the maturities of operating lease liabilities were as follows (U.S. dollars in thousands):

Year ending December 31,
2026	$542
2027	386
2028	25
Total undiscounted lease payments	953
Less - imputed interest	(29)
Present value of lease liabilities*	$924
* Including amounts linked to the Israeli CPI of	$290